Employee benefit plans - Fair Value Measurements of Pension Plans' Assets (Details) - Pension plans - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 172,206	$ 179,961	$ 194,007	$ 186,412
Actual allocation	100.00%	100.00%
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 0	$ 11,845
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	172,206	168,116
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
US government and federal agencies
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	9,777	7,532
US government and federal agencies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
US government and federal agencies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	9,777	7,532
US government and federal agencies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	23,255	0
Non-US governments debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	23,255	0
Non-US governments debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	36,184	68,166
Corporate debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	36,184	68,166
Corporate debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 102,627	$ 103,547
Actual allocation	60.00%	58.00%
Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 0	$ 11,845
Equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	102,627	91,702
Equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Other
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 363	$ 716
Actual allocation	0.00%	0.00%
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 0	$ 0
Other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	363	716
Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 0	$ 0
Mutual Funds And Equity Securities Managed Or Administered By Wholly-Owned Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	31.20%	34.80%
Parent Company Common Stock | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	0.50%	0.30%
Parent Company Preferred Stock | Preference Shares
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	0.00%	1.20%